Supplemental Cash Flow Information (Tables)	12 Months Ended
Sep. 30, 2015
Supplemental Cash Flow Information [Abstract]
Cash Paid for Interest and Income Taxes	Cash paid for Interest and Income Taxes:

	Year Ended September 30,
	2015	2014	2013
	(Dollars in thousands)
Interest paid	$92,375	$96,743	$95,727
Income taxes paid	$15,454	$15,591	$18,329